Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Focused Equity Fund

Supplement dated March 2, 2017 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on or about May 1, 2017, Wellington Management Company LLP (“Wellington Management”) will replace Harris Associates L.P. (“Harris”) as subadviser of the MML Focused Equity Fund.

Effective on or about May 1, 2017, the following information replaces the information found under Principal Investment Strategies (Page 13 of the Prospectus) for the MML Focused Equity Fund:

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), believes are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

Wellington Management seeks long-term total returns in excess of the broad market by investing in a select number of high quality, reasonably-valued companies that have demonstrated the willingness to return value to shareholders. The investment process stresses security selection based on bottom-up fundamental research to identify undervalued stocks that have the potential for significant longer-term rewards. Wellington Management’s investment philosophy is based on the premise that investing in high quality companies with superior prospects for dividend growth, and the fundamental strength to support that growth in the future, can provide superior long-term returns. Wellington Management typically sells a security when it achieves its price target or when it no longer exhibits superior upside return versus downside risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Focused Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Focused Equity Fund

Supplement dated March 2, 2017 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on or about May 1, 2017, Wellington Management Company LLP (“Wellington Management”) will replace Harris Associates L.P. (“Harris”) as subadviser of the MML Focused Equity Fund.

Effective on or about May 1, 2017, the following information replaces the information found under Principal Investment Strategies (Page 13 of the Prospectus) for the MML Focused Equity Fund:

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), believes are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

Wellington Management seeks long-term total returns in excess of the broad market by investing in a select number of high quality, reasonably-valued companies that have demonstrated the willingness to return value to shareholders. The investment process stresses security selection based on bottom-up fundamental research to identify undervalued stocks that have the potential for significant longer-term rewards. Wellington Management’s investment philosophy is based on the premise that investing in high quality companies with superior prospects for dividend growth, and the fundamental strength to support that growth in the future, can provide superior long-term returns. Wellington Management typically sells a security when it achieves its price target or when it no longer exhibits superior upside return versus downside risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE